Cover	9 Months Ended
Dec. 31, 2025
Cover [Abstract]
Document Type	6-K
Entity File Number	001-42438
Registrant Name	COINCHECK GROUP N.V.
Entity Address, Address Line One	Nieuwezijds Voorburgwal
Entity Address, Address Line Two	162
Entity Address, Postal Zip Code	1012 SJ
Entity Address, City or Town	Amsterdam
Amendment Flag	false
Central Index Key	0001913847
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--03-31
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q3
Entity Address, Country	NL